Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2025	2024

Concentrates	$635	$2,971
Ore stockpiles	3,582	1,767
Spare parts and supplies	6,451	5,966
	$10,668	$10,704